STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
General and administrative expenses	$ 340,824		$ 340,824
Administrative expenses - related party	40,000	$ 30,000	40,000
Loss from operations	(380,824)	(201,002)	(380,824)
Other income (expenses)
Change in fair value of derivative warrant liabilities	(1,705,000)		(1,705,000)
Change in fair value of derivative warrant liabilities	(4,774,000)		(1,705,000)
Offering costs associated with derivative warrant liabilities	(601,960)	(601,960)	(601,960)
Net gain from investments held in Trust Account	19,881	9,978	76,225
Net loss	$ (6,878,504)	$ (792,984)	$ (2,611,559)
Class A ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding	21,500,000	21,500,000	21,500,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00	$ 0.00
Class B ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding	5,265,873	5,162,280	5,265,873
Basic and diluted net income (loss) per share	$ (0.51)	$ (0.16)	$ (0.51)